As filed with the Securities and Exchange Commission
on September 22, 2011
Securities Act of 1933 Registration No. 33-51308
Investment Company Act of 1940 Registration No. 811-7142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ☑
Pre-Effective Amendment No. __                                                                                              ☐
Post-Effective Amendment No. 67                                                                                             ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 69                                                    ☑
(Check appropriate box or boxes)

Highland Funds II
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Name and Address of Agent for Service:	with a copy to:

Mr. R. Joseph Dougherty	Mr. Ethan Powell
c/o Highland Funds Asset Management, L.P.	c/o Highland Funds Asset Management, L.P.
NexBank Tower	NexBank Tower
13455 Noel Road, Suite 800	13455 Noel Road, Suite 800
Dallas, Texas 75240	Dallas, Texas 75240
It Is Proposed That This Filing Become Effective (Check Appropriate Box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C
Explanatory Note
     This Post-Effective Amendment No. 67 to the Registration Statement of Highland Funds II (the “Registrant”) on Form N-1A hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-1A (File Nos. 33-51308/811-7402) filed with the Securities and Exchange Commission on September 15, 2011 pursuant to Rule 485(a) (Accession No. 0000950123-11-084760). The purpose of this Post-Effective Amendment No. 67 is to amend the Part C and file the Registrant’s Declaration of Trust and Code of Ethics of Incline Capital, LLC.
OTHER INFORMATION
Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(1)	Declaration of Trust, filed herewith.

(a)(2)	Certificate of Amendment of Declaration of Trust, is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(a)(3)	Form of Amendment to the Declaration of Trust to add GE Short-Term Government Fund (“Short-Term Government Fund”) and GE International Equity Fund (“International Equity Fund”).*

(a)(4)	Form of Amendment to Declaration of Trust to add GE Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) and GE International Fixed Income Fund (“International Income Fund”), is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(a)(5)	Form of Amendment to Declaration of Trust to add GE Premier Growth Equity Fund (“Premier Growth Fund”), is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(a)(6)	Form of Amendment to Declaration of Trust to add GE Value Equity Fund (“Value Equity Fund”) and GE Government Securities Fund (“Government Securities Fund”), is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(a)(7)	Form of Amendment to Declaration of Trust to add GE Small-Cap Value Equity Fund (“Small-Cap Value Fund”), GE Small-Cap Growth Equity Fund (“Small-Cap Growth Fund”), GE Mid-Cap Value Equity Fund (“Mid-Cap Value Fund”) and GE High Yield Fund (“High Yield Fund”), is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 000101410-98-000118). High Yield Fund was terminated on February 28, 2003.

(a)(8)	Form of Amendment to Declaration of Trust to add GE Europe Equity Fund (“Europe Fund”) and GE Emerging Markets Fund (“Emerging Markets Fund”), is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets Fund was terminated on May 31, 2002.

(a)(9)	Certificate of Amendment to Declaration of Trust, is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(10)	Amendment to Establishment of Designation of Classes, is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(11)	Form of Amendment to Declaration of Trust to add GE Premier Research Equity Fund (“Premier Research Fund”), GE Premier International Equity Fund (“Premier International Fund”), GE Premier Value Equity Fund (“Premier Value Fund”) and GE S&P 500 Index Fund, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(a)(12)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(a)(13)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(a)(14)	Amended and Restated Designation of Series and Classes, to change the name of GE Strategic Investment Fund to GE Total Return Fund, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(a)(15)	Name Change Amendment to Declaration of Trust, dated as of February 16, 2011, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

Exhibit No.	Description of Exhibit
(a)(16)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (1)(p) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(b)	Amended and Restated By-Laws.**

(c)	Not applicable.

(d)(1)	Form of Investment Advisory and Administration Agreement, is incorporated herein by reference to Exhibit 5 to Pre-Effective amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(d)(2)	Form of Investment Advisory Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(3)	Form of Administration Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 9(c) to Post-Effective amendment number twelve to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(4)	Form of Investment Advisory Agreement for Short-Term Government Fund and International Equity Fund.*

(d)(5)	Form of Investment Advisory and Administration Agreement for Premier Growth Fund, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(d)(6)	Form of Investment Advisory and Administration Agreement for Value Equity Fund and Government Securities Fund, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(7)	Form of Amended and Restated Investment Advisory and Administration Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(8)	Form of Sub-Investment Advisory Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(9)	Form of Investment Advisory and Administration Agreement for Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118). High Yield was terminated on February 28, 2003.

(d)(10)	Form of Investment Sub-Advisory Agreement for Small-Cap Value Fund, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118).

(d)(11)	Form of Amended and Restated Investment Advisory and Administration Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(12)	Form of Amended and Restated Investment Advisory and Administration Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(13)	Form of Investment Advisory and Administration Agreement for Europe Fund, is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(14)	Form of Investment Advisory and Administration Agreement for Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets was terminated on May 31, 2002.

(d)(15)	Form of Investment Sub-Advisory Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

Exhibit No.	Description of Exhibit
(d)(16)	Form of Investment Sub-Advisory Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(17)	Form of Investment Advisory and Administration Agreement for Premier Research Fund, is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(18)	Form of Investment Advisory and Administration Agreement for Premier International Fund, is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(19)	Form of Investment Advisory and Administration Agreement for Premier Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(20)	Form of Investment Advisory and Administration Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(21)	Form of Investment Sub-Advisory Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(22)	Amendment No. 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Funds, with respect to GE Small-Cap Equity Fund and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(23)	Investment Advisory and Administration Agreement for GE Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(24)	Investment Advisory and Administration Agreement for GE High Yield Fund, is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(25)	First Amended and Restated Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(26)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(27)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Partners, LP, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(28)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(29)	Amendment Number 1 dated May 1, 2009, to the Investment Advisory and Administration Agreement dated January 5, 1993, between GE Funds, with respect to GE Total Return Fund (formerly GE Strategic Investment Fund) and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

Exhibit No.	Description of Exhibit
(d)(30)	Investment Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, GE Funds, on behalf of GE Total Return Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(31)	Sub-Advisory Agreement, dated August 23, 2010, between GE Asset Management Incorporated and SouthernSun Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(d)(32)	Form of Investment Advisory Agreements between each Highland Fund and Highland Funds Asset Management, L.P., is incorporated herein by reference to Exhibit (d)(32) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(33)	Form of Sub-Advisory Agreement between Highland Funds Asset Management, L.P. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(33) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(34)	Form of Sub-Advisory Agreement for Highland Small-Cap Equity Fund between Highland Funds Asset Management, L.P. and Palisade Capital Management, L.L.C., is incorporated herein by reference to Exhibit (d)(34) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(35)	Form of Sub-Advisory Agreement for Highland Small-Cap Equity Fund between Highland Funds Asset Management, L.P. and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(35) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(36)	Form of Investment Advisory Agreement between Highland Funds II, on behalf of Highland Trend Following Fund, and Highland Funds Asset Management, L.P. is incorporated herein by reference to Exhibit (6)(jj) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(37)	Form of Sub-Advisory Agreement for Highland Trend Following Fund between Highland Funds Asset Management, L.P. and Incline Capital, LLC. is incorporated herein by reference to Exhibit (6)(kk) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(38)	Form of Investment Advisory Agreement between Highland Funds II, on behalf of Highland Dividend Equity Fund, and Highland Funds Asset Management, L.P.**

(d)(39)	Form of Sub-Advisory Agreement for Highland Dividend Equity Fund between Highland Funds Asset Management, L.P. and Brookmont Capital Management, LLC.**

(d)(40)	Form of Investment Advisory Agreement between Highland Funds II, on behalf of Highland Alpha Trend Strategies Fund, and Highland Funds Asset Management L.P.**

(d)(41)	Form of Sub-Advisory Agreement for Highland Alpha Trend Strategies Fund between Highland Funds Asset Management, L.P. and Anchor Capital Management Group, Inc.**

(d)(42)	Form of Fee Waiver Agreement for Highland Trend Following Fund between Highland Trend Following Fund Asset Management, L.P. and Highland Funds II, is incorporated herein by reference to Exhibit (6)(nn) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(e)(1)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(e)(2)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(e)(3)	Form of Amended Shareholder Servicing Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(e)(4)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

Exhibit No.	Description of Exhibit
(e)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(9)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(10)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(11)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(12)	Fourth Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(e)(13)	Form of Underwriting Agreement between Highland Funds II and BNY Mellon Distributors Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(e)(14)	Form of Exhibit A to Underwriting Services Agreement between Highland Funds II and BNY Mellon Distributors Inc, is incorporated herein by reference to Exhibit (7)(o) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(f)	Not applicable.

(g)(1)	Form of Custodian Contract, is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(g)(2)	Form of Custody Agreement between Highland Funds II and The Bank of New York Mellon, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(g)(3)	Form of Exhibit A to Custody Agreement between Highland Funds II and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(1)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(h)(2)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 41 to the Registration Statement, previously filed with the Commission on November 22, 2004 (Accession Number 0001193125-04-201477).

(h)(3)	Amendment No. 2 to Transfer Agency Services Agreement between GE Funds and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), dated June 29, 2010, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(h)(4)	Form of Transfer Agency Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(5)	Form of Exhibit A to Transfer Agency Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (13)(e) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(6)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 30 to the Registration Statement, previously filed with the Commission on January 25, 2000 (Accession Number 0000889812-00-000162).

(h)(7)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(h)(8)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

Exhibit No.	Description of Exhibit
(h)(9)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 40 to the Registration Statement, previously filed with the Commission on January 27, 2004 (Accession Number 0001193125-04-009423).

(h)(10)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 42 to the Registration Statement, previously filed with the Commission on January 28, 2005 (Accession Number 0001193125-05-013784).

(h)(11)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 43 to the Registration Statement, previously filed with the Commission on January 27, 2006 (Accession Number 0001193125-06-013683).

(h)(12)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to the Registration Statement, previously filed with the Commission on January 24, 2007 (Accession Number 0001193125-07-011497).

(h)(13)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(h)(14)	Expense Limitation Agreement for GE Emerging Markets Equity Fund and GE High Yield Fund, is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 00001193125-08-190223).

(h)(15)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(h)(16)	Management Fee Limitation Agreement for the GE Money Market Fund dated March 11, 2009 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(h)(17)	Supplemental Advisory Fee Waiver Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(14) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(18)	Amended and Restated Expense Limitation Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(15) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(19)	Amended and Restated Expense Limitation Agreement among GE Funds and GE Asset Management Incorporated dated January 29, 2010, is incorporated herein by reference to Exhibit (h)(16) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(20)	Reserved.

(h)(21)	Form of Administration Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(22)	Reserved

(h)(23)	Form of Administration Services Agreement between Highland Funds II and Highland Funds Asset Management, L.P. is incorporated herein by reference to Exhibit (13)(u) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(24)	Form of Sub-Administration Services Agreement between Highland Funds Asset Management, L.P and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (13)(v) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(25)	Form of Fund Accounting Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(26)	Form of Exhibit A to Accounting Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc, is incorporated herein by reference to Exhibit (13)(x) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 000950123-11-080210).

(i)(1)	None.

Exhibit No.	Description of Exhibit
(j)(1)	None.

(k)	Not applicable.

(l)(1)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(l)(2)	Form of Purchase Agreement for GE Mid-Cap Growth Fund and GE International Income Fund, is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(l)(3)	Form of Purchase Agreement for Short-Term Government Fund and International Equity Fund.*

(l)(4)	Services Agreement, dated as of December 12, 2008 between GE Investment Distributors, Inc. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(m)(1)	Form of Amended Shareholder Servicing Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(m)(2)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(m)(3)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(4)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(9)	Fourth Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(m)(10)	Form of Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (7)(m) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(n)(1)	Rule 18f-3 Plan, is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement, previously filed with the Commission on October 6, 1995.

(n)(2)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission July 7, 1999 (Accession Number 0000889812-99-002088).

Exhibit No.	Description of Exhibit
(n)(3)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission January 28, 2008 (Accession Number 0001193125-08-013125).

(n)(4)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(n)(5)	Form of Fifth Amended and Restated Rule 18f-3 Multiple Class Plan, is incorporated herein by reference to Exhibit (10)(n) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(n)(6)	Form of Sixth Amended and Restated Rule 18f-3 Multiple Class Plan.**

(o)	Not applicable.

(p)(1)	GEAM Code of Ethics, is incorporated herein by reference to Exhibit p to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(p)(2)	GEFA Code of Ethics, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement, previously filed with the Commission on November 22, 2000 (Accession Number 0001125282-00-000779).

(p)(3)	State Street Global Advisors Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(4)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(5)	Miller, Andersen & Sherrerd Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(6)	SSgA Funds Management (“SSgA”) Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(7)	Morgan Stanley Investments LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(8)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement, previously filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002638).

(p)(9)	Champlain Investment Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(10)	GlobeFlex Capital, LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(11)	SouthernSun Asset Management, Inc. Code of Ethics, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No.49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(12)	Urdang Securities Management, Inc.: Bank of New York Mellon — The Code of Conduct and Interpretative Guidance, is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(p)(13)	Highland Funds Asset Management, L.P. Code of Ethics Policy, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(p)(14)	Brookmont Capital Management, LLC, Code of Ethics Policy.**

(p)(15)	Anchor Capital Management Group, Inc., Code of Ethics Policy.**

(p)(16)	Incline Capital, LLC Code of Ethics Policy, filed herewith.

Exhibit No.	Description of Exhibit
(q)(1)	Power of Attorney, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 45 to the Registration Statement, previously filed with the Commission on November 28, 2007 (Accession Number 0001193125-07-254705).

(q)(2)	Power of Attorney, previously filed with the Commission on July 13, 2011 (Accession Number 0000950123-11-065473).

*	Previously filed.

**	To be filed by amendment.
Item 29. Persons Controlled by or Under Common Control with Registrant
     See Item 31.
Item 30. Indemnification
     Reference is made to Article IV of the Declaration of Trust of Highland Funds (“Registrant”) filed as Exhibit (a) to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 as amended (the “Securities Act”), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant’s Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Advisers
     (a) The description of the business of Highland Funds Asset Management, L.P. (“HFAM”), the investment adviser, is set forth under the caption “Management of the Fund” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of HFAM is set forth in its Form ADV, on file with the SEC (801-69968), and is incorporated herein by reference.
     (b) The description of the business of Anchor Capital Management Group, Inc. (“Anchor”), the investment sub-adviser for Highland Alpha Trend Strategies Fund (the “Fund”), is set forth under the caption “Management of the Fund” in the Fund’s Prospectus and under the caption “Management of the Trust” in the Fund’s SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Anchor is set forth in its Form ADV, on file with the SEC (801-61643), and is incorporated herein by reference.
Item 32. Principal Underwriters
     (a) BNY Mellon Distributors Inc. (the “Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of July 26, 2011, the Underwriter acted as principal underwriter for the following investment companies:
Aston Funds
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Funds I
Highland Funds II
The Industry Leaders Fund
Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds
Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Fund, Inc.
Old Westbury Funds, Inc.
The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund
     (b) The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc., a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.
The following is a list of the directors and executive officers of the Underwriter:

(1) Name and Principal	(2) Positions and Offices with	(3) Positions and Offices with
Business Address*	Underwriter	Registrant
John F. Fulgoney	Director	January 11, 2011
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
Dennis J. Westley	Director	March 4, 2008
Scott P. LaVasseur	Director	February 16, 2011
John F. Fulgoney	President and Chief Executive Officer	January 18, 2011
Bruno Di Stefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP — April 11, 2007 Secretary and Clerk — May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009
John J. Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Vice President	February 16, 2011
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer — Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer — Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer — Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

*	The principal business address for each individual is BNY Mellon Distributors Inc., 760 Moore Rd., King of Prussia, PA 19406
     (c) Not applicable.
Item 33. Location of Accounts and Records
(1) BNY Mellon Investment Servicing (US) Inc., 101 Sabin Street, Pawtucket, RI, 02860 (records relating to its function as transfer agent and accounting services agent).
(2) BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).
(3) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153 (records relating to its function as custodian).
(4) Highland Funds Asset Management, L.P., 13455 Noel Road, NexBank Tower Suite 800, Dallas, TX, 75240 (records relating to its function as adviser and as administrator).
(5) BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as sub-administrator).

Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securites Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 67 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 67 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 22nd day of September, 2011.

By:	/s/ R. Joseph Dougherty*
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 67 to Registrant’s Registration Statement has been signed on September 22, 2011 below by the following persons in the capacities indicated:

Signature	Title	Date

/s/ R. Joseph Dougherty* R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	September 22, 2011

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	September 22, 2011

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	September 22, 2011

/s/ James F. Leary* James F. Leary	Trustee	September 22, 2011

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	September 22, 2011

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 22, 2011

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact

September 22, 2011

Exhibit Index
(a)(1) Declaration of Trust.

(p)(16) Incline Capital, LLC Code of Ethics.